EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator [Abstract]
Net (Loss) Income	$ (32,151)	$ (10,844)	$ 6,931
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	20,939,260	23,203,142	20,314,530
Dilutive effect of Warrants issued (in shares)	0	0	35,874
Dilutive - Weighted Average Common Shares Outstanding (in shares)	20,939,260	23,203,142	20,350,404
(Loss) Income per Common Share [Abstract]
Basic (in dollars per share)	$ (1.54)	$ (0.47)	$ 0.34
Dilutive (in dollars per share)	$ (1.54)	$ (0.47)	$ 0.34